Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	€ 12,628,756	€ 14,869,564	€ 11,984,722
Employee benefits expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	5,392,905	7,125,798	6,500,680
Equity-settled share-based payment expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	1,846,356	3,587,785	2,709,307
Legal and consulting fees [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	3,239,809	3,104,624	2,065,423
Insurance expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	1,934,880	2,330,624	1,615,920
Depreciation & amortization expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	507,905	526,325	551,566
Compensation expense for non-executive directors [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	305,984	248,724	271,248
Other expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	€ 1,247,273	€ 1,533,469	€ 979,884